Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 1,059,341,785	$ 866,526,937
Non-current Assets	4,635,431,223	4,532,184,075
Current Liabilities	816,816,646	757,246,647
Non-current Liabilities	1,090,994,705	1,178,470,723
Revenues	2,490,470,178	2,515,843,880	$ 2,384,293,189
NET INCOME	523,417,911	565,271,116	346,968,164
Other Comprehensive Income	69,423,985	47,891,771	(95,460,269)
Comprehensive Income	$ 592,841,896	$ 613,162,887	$ 251,507,895
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	33.33%	33.33%
Current Assets	$ 71,254,956	$ 90,283,944
Non-current Assets	148,950	117,703
Current Liabilities	60,052,823	78,452,153
Revenues	687,399,254	615,229,994
Expenses	(684,873,130)	(610,756,322)
NET INCOME	2,526,124	4,473,672
Other Comprehensive Income	(24,472)	(510,406)
Comprehensive Income	$ 2,501,652	$ 3,963,266
GNL Quintero S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest		20.00%
Revenues		$ 86,471,706
Expenses		(72,752,059)
NET INCOME		13,719,647
Other Comprehensive Income		(65,571,292)
Comprehensive Income		$ (51,851,645)
Electrogas S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest		42.50%
Current Assets		$ 9,318,456
Non-current Assets		40,746,438
Current Liabilities		5,683,680
Non-current Liabilities		13,809,430
Revenues		24,126,070
Expenses		(11,970,244)
NET INCOME		12,155,826
Other Comprehensive Income		(347,369)
Comprehensive Income		$ 11,808,457